Contract Liabilities and Advances from Customers (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income including contract liabilities [abstract]
Summary of Contract Liabilities and Advances from Customers

Contract liabilities and advances from customers are as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Contract Liabilities	10,414	16,545
Advances from customers	132,273	60,668
Total contract liabilities and advances from customers	142,687	77,213

Current	43,839	33,167
Non-current	98,848	44,046